Document and Entity Information	Dec. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Entity Registrant Name	Herbalife Nutrition Ltd.
Entity Incorporation, State or Country Code	E9
Entity File Number	1-32381
Entity Tax Identification Number	98-0377871
Entity Address, Address Line One	P.O. Box 309, Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	213
Local Phone Number	745-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.0005 per share
Trading Symbol	HLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001180262